Long-term Borrowings, excluding Current Portion - Convertible note (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Aug. 08, 2018 USD ($)	Aug. 08, 2018 CNY (¥)
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $				$ 175,000
Debt Instrument, Interest Rate During Period	4.00%	4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 25.82
Adjustments to Additional Paid in Capital, Warrant Issued		¥ 8,208
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature		44,072
Proceeds from Debt, Net of Issuance Costs	$ 175,000	1,195,478
Payments of Debt Issuance Costs | $	300
Debt Issuance Costs, Net			¥ 1,833
Warrant	$ 1,201		8,208
Fair value of contingent put option					¥ 0
Fair value of common stock | $ / shares	26.78
Beneficial conversion feature	$ 6,451	¥ 44,072
Convertible note and warrant
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 175,000,000		1,201,060,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 26
Debt Instrument, Convertible, Conversion Ratio	38.46	38.46
Internal rate of return	8.00%	8.00%
Net Income (Loss) Before Interest, Tax and Depreciation	$ 40,000	¥ 40,000
Repurchase Price Internal Rate of Return, Maximum	12.00%	12.00%
Debt Issuance Costs, Net	$ 7,212,000		49,500,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 167,788,000		¥ 1,151,560,000
Debt Instrument, Interest Rate, Effective Percentage	9.45%		9.45%
Interest Expense, Borrowings		¥ 43,090,000
American Depositary Shares
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding | shares	500,000		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 18.0